INCOME TAXES (Details Narrative)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 22, 2017	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES (Details Narrative)
Statutory tax rate	35.00%	21.00%	21.00%
Federal tax rate	21.00%		21.00%	21.00%